Employees (Tables)	6 Months Ended
Jun. 30, 2025
Employees [Abstract]
Disclosure of average workforce during the periods	The Group’s average workforce during the periods ended June 30, 2024 and 2025 was as follows:

HEADCOUNT	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
France	34	42
United States	27	27
Total	61	69